Cover	2 Months Ended
Nov. 30, 2024
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Maius Pharmaceutical Group Co., Ltd.
Entity Central Index Key	0002047033
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 913, Building 1
Entity Address, Address Line Two	No. 515 Huanke Road
Entity Address, Address Line Three	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	021-58370356
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false